Condensed Consolidated Statements of Comprehensive Income (deficit) (USD $) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Company's stockholders:
Net income attributable to Company's stockholders	$ 2,662	$ 3,827	$ 6,452	$ 6,489	$ 13,278
Cumulative translation adjustments	(2,820)	827	1,581	(1,993)	2,768
Available-for-sale securities
Gross balance as of the period/year end	(2)		(13)	(2)	(14)
Tax (expense) benefit			11		11
Unrealized gain (loss) - available-for-sale securities, net	(2)		(2)	(2)	(3)
Surplus (deficit) accrued pension plan
Gross balance as of the period/year end	(69)	136	(195)	67	(12)
Tax (expense) benefit	50	(44)	63	6
Surplus (deficit) accrued pension plan, net	(19)	92	(132)	73	(12)
Cash flow hedge
Gross balance as of the period	(142)	24	138	(118)	152
Tax (expense) benefit	30	(15)	3	15	(6)
Cash flow hedge, net	(112)	9	141	(103)	146
Total comprehensive income (deficit) attributable to Company's stockholders	(291)	4,755	8,040	4,464	16,177
Noncontrolling interests:
Losses attributable to noncontrolling interests	(69)	(58)	(58)	(127)	(110)
Cumulative translation adjustments	24	14	40	38	(14)
Pension plan			5		5
Cash flow hedge					1
Total comprehensive deficit attributable to Noncontrolling interests	(45)	(44)	(13)	(89)	(118)
Total comprehensive income	$ (336)	$ 4,711	$ 8,027	$ 4,375	$ 16,059